Leases - Disclosure of finance lease income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance leases
Finance income from net investment in lease	£ 2	£ 1
Profit on sales	£ 0	£ 0